Annual Total Returns - Consumer Staples Portfolio [BarChart] - 02.28 Select Portfolios: Fidelity Advisor Consumer Staples Fund - AMCIZ PRO-15 - Consumer Staples Portfolio - Fidelity Advisor Consumer Staples Fund: Class A
Apr. 29, 2021
Bar Chart Table:
Annual Return 2011	8.56%
Annual Return 2012	15.06%
Annual Return 2013	21.31%
Annual Return 2014	14.59%
Annual Return 2015	1.63%
Annual Return 2016	2.78%
Annual Return 2017	11.75%
Annual Return 2018	(16.07%)
Annual Return 2019	31.38%
Annual Return 2020	11.25%